Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt instrument, interest rate	0.25%	0.25%
Debt instrument maturity date	Sep. 01, 2022
0.25% Convertible Senior Note Due 2022
Debt instrument, interest rate	0.25%	0.25%
Debt instrument maturity date	Sep. 01, 2022